SEI Institutional International Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional International Trust (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information dated April 5, 2011 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), which was filed electronically on April 5, 2011 (Accession No. 0001104659-11-018768).

SEI Institutional International Trust

By:	/s/ David F. McCann
David F. McCann

Title:	Vice President and Assistant Secretary

Date:	April 8, 2011